SHARE-BASED COMPENSATION - Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) tranche $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Weighted Average Exercise Price
Adjusted for performance conditions (in dollars per shares)	$ 2.80
Share options
Number of Options
Granted (in shares) | shares	28,625,350
Adjusted for performance conditions (in shares) | shares	(106,250)
Share options outstanding at the end of the period (in shares) | shares	28,519,100
Share options vested or expected to vest (in shares) | shares	26,429,100	26,429,100
Weighted Average Exercise Price
Granted (in dollars per shares)	$ 2.80
Share options outstanding at the end of the period (in dollars per shares)	2.80
Share options vested or expected to vest (in dollars per shares)	$ 2.80
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 4 months 28 days
Share options vested or expected to vest, Weighted Average Remaining Contractual Life (in years)	9 years 4 months 28 days
Aggregate Intrinsic Value
Share options outstanding, Aggregate intrinsic value | $	$ 16
Share options vested or expected to vest, Aggregate intrinsic value | $	$ 14
Number of tranches | tranche	5
Total unrecognized compensation expense | ¥		¥ 68
Weighted-average recognition period of compensation expense (in years)	3 years 4 months 28 days
Weighted-average grant date fair value	$ 2.22
Vesting on the second anniversary | Share options
Aggregate Intrinsic Value
Share-based payment award, vesting percentage	50.00%
Vesting ratably over the following two years | Share options
Aggregate Intrinsic Value
Share-based payment award, vesting percentage	50.00%
Period for remaining percentage vested	2 years